Income taxes - Components of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Net operating loss carry-forward	$ 531	$ 647
Less: Valuation allowance	(531)	(647)
Deferred income tax assets, net		0
Intangible assets	8	12
Property, plant and equipment	5,273	5,521
Interest income	12	12
Deferred tax liabilities, non current	$ 5,293	$ 5,545